Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 2,404,519	$ 365,954
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(719,646)	(4,249,828)
Forgiveness of accounts payable	(3,298,207)
Deferred tax benefit		(1,764)
Changes in operating assets and liabilities:
Prepaid expenses	(157,483)	87,083
Prepaid income taxes	118,792	31,964
Accounts payable and accrued expenses	787,586	2,341,799
Net cash used in operating activities	(864,439)	(1,424,792)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(1,698,862)	(566,288)
Cash withdrawn from Trust Account for redemption of common stock	184,776,163	11,583,473
Cash withdrawn from Trust Account for franchise taxes and income taxes	326,352	836,205
Net cash provided by investing activities	183,403,653	11,853,390
Cash Flows from Financing Activities:
Proceeds from promissory note		566,268
Proceeds from convertible promissory notes – related parties	1,225,000
Redemption of common stock	(184,776,163)	(11,583,473)
Payment of offering costs		(8,640)
Net cash used in financing activities	(183,551,163)	(11,025,845)
Net Change in Cash	(1,011,949)	(597,247)
Cash – Beginning	1,061,151	1,658,398
Cash – Ending	49,202	1,061,151
Supplementary cash flow information:
Cash paid for income taxes	125,701	525,000
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	3,654,513	365,954
Waiver of a portion of deferred underwriting fee payable	250,000
Issuance of warrants in connection with conversion of promissory note – related party	$ 1,000,000